Significant subsequent events - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified		6 Months Ended
	Mar. 26, 2014	Dec. 22, 2014 Scenario Forecast Maximum
Subsequent Event [Line Items]
Number of shares to be disposed	30,000,000
Price of disposition SharePrice 1	¥ 1
Total number of shares to be repurchased		60,000,000
Total purchase price for repurchase of shares		¥ 360,000
Total number of shares to be cancelled	30,000,000